united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

Deer Park Total Return Credit Fund

Class A Shares (DPFAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.deerparkfund.com. You can also request this information by contacting us at 1-888-868-9501. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$249	2.43%

How did the Fund perform during the reporting period?

The Fund's Class A Shares  returned +5.24% during the fiscal year ended September 30, 2024 (the “Investment Period”). The Fund invests primarily in legacy non-agency Residential Mortgage Backed Securities (“RMBS”) and other asset backed securities (“ABS”) which we believe have an attractive fundamental backdrop.

The Investment Period was generally good for fixed income, with interest rates (as measured by the yield of 10-Year US Treasuries) moving from 4.68% on 10/02/2023 to 3.78% on 09/30/2024. This decline in interest rates generally lifted fixed income securities. Although, it was a somewhat choppy road along the way. This move in interest rates generally contributed positively to the Fund’s holdings.

The Fund’s holdings in Legacy non-agency RMBS were the largest allocation during the Investment Period and contributed positively to Fund performance. These positions were the beneficiaries of declining interest rates early on during the Investment Period. However, as rates became more volatile in 2024 these positions began to stall in performance.

The Fund’s holdings in Commercial Mortgage Backed Securities (“CMBS”) contributed negatively to Fund performance during the Investment Period. While we believe the Fund’s holdings in CMBS remain attractive assets, the general CMBS universe was under pressure during the Investment Period. This somewhat indiscriminate pressure in the CMBS space weighed on the performance of the Fund’s CMBS positions. The Fund’s other holdings, primarily in ABS securities, contributed positively to Fund performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Deer Park Total Return Credit Fund
Bloomberg U.S. Aggregate Bond Index
HFRX Fixed Income Credit Index
$15,000
$10,000
$5,000
$0
$12,717
$12,223
$11,612
Oct-2015

	Deer Park Total Return Credit Fund	Bloomberg U.S. Aggregate Bond Index	HFRX Fixed Income Credit Index
Oct-2015	$9,425	$10,000	$10,001
Sep-2016	$10,459	$10,474	$9,987
Sep-2017	$11,640	$10,482	$10,525
Sep-2018	$12,156	$10,354	$10,638
Sep-2019	$12,541	$11,421	$10,686
Sep-2020	$12,477	$12,218	$11,573
Sep-2021	$13,578	$12,109	$12,376
Sep-2022	$12,423	$10,341	$10,666
Sep-2023	$12,084	$10,408	$11,250
Sep-2024	$12,717	$11,612	$12,223

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 16, 2015)
Deer Park Total Return Credit Fund
Without Load	5.24%	0.28%	3.40%
With Load	-0.81%	-0.90%	2.72%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.68%
HFRX Fixed Income Credit Index	8.65%	2.73%	2.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$192,354,905
Number of Portfolio Holdings	452
Advisory Fee (net of waivers)	$3,733,620
Portfolio Turnover	2%

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	97.6%
Agency Asset Backed Securities	2.0%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

ABS
42.3%
CMO
39.4%
CMBS
20.4%
Money Market Funds
0.4%
Reverse Repurchase Agreements
-2.3%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Reverse Repurchase Agreements	-2.3%
Money Market Funds	0.4%
CMBS	20.4%
CMO	39.4%
ABS	42.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 5.4690%, 04/25/37	2.8%
Starwood Retail Property Trust, Series 2014-STAR, Class A, 8.5000%, 11/15/27	1.7%
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class M2, 5.9440%, 08/25/35	1.6%
Carrington Mortgage Loan Trust, Series 2005-FRE1, Class M4, 5.8990%, 12/25/35	1.6%
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1B, 5.4390%, 03/19/37	1.6%
Structured Asset Mortgage Investments II Trust, Series AR6, Class A2, 6.8530%, 08/25/47	1.5%
HMH Trust, Series 2017-NSS, Class E, 6.2920%, 07/05/31	1.5%
Park Place Securities Inc Asset-Backed, Series 2005-WCW1, Class M5, 5.9590%, 09/25/35	1.5%
Saxon Asset Securities Trust, Series 2007-4, Class M1, 7.9690%, 12/25/37	1.5%
RAMP, Series 2006-RZ2, Class M2, 5.4790%, 05/25/36	1.5%

Material Fund Changes

Effective June 26, 2024, the Fund changed the annual fund operating expenses after fee waiver and/or reimbursement to not exceed 1.55%, 2.30% and 1.30% for Class A, Class C and Class I shares of the Fund’s average daily net assets. Also effective June 26, 2024, the Fund reduced the annual investment advisory fee from 1.84% to 1.49%.

Deer Park Total Return Credit Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.deerparkfund.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-DPFAX

Deer Park Total Return Credit Fund

Class C Shares (DPFCX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.deerparkfund.com. You can also request this information by contacting us at 1-888-868-9501. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$325	3.18%

How did the Fund perform during the reporting period?

The Fund's Class C Shares  returned +4.47% during the fiscal year ended September 30, 2024 (the “Investment Period”). The Fund invests primarily in legacy non-agency Residential Mortgage Backed Securities (“RMBS”) and other asset backed securities (“ABS”) which we believe have an attractive fundamental backdrop.

The Investment Period was generally good for fixed income, with interest rates (as measured by the yield of 10-Year US Treasuries) moving from 4.68% on 10/02/2023 to 3.78% on 09/30/2024. This decline in interest rates generally lifted fixed income securities. Although, it was a somewhat choppy road along the way. This move in interest rates generally contributed positively to the Fund’s holdings.

The Fund’s holdings in Legacy non-agency RMBS were the largest allocation during the Investment Period and contributed positively to Fund performance. These positions were the beneficiaries of declining interest rates early on during the Investment Period. However, as rates became more volatile in 2024 these positions began to stall in performance.

The Fund’s holdings in Commercial Mortgage Backed Securities (“CMBS”) contributed negatively to Fund performance during the Investment Period. While we believe the Fund’s holdings in CMBS remain attractive assets, the general CMBS universe was under pressure during the Investment Period. This somewhat indiscriminate pressure in the CMBS space weighed on the performance of the Fund’s CMBS positions. The Fund’s other holdings, primarily in ABS securities, contributed positively to Fund performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Deer Park Total Return Credit Fund
Bloomberg U.S. Aggregate Bond Index
HFRX Fixed Income Credit Index
$15,000
$10,000
$5,000
$0
$11,866
$11,297
$11,041
Apr-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Deer Park Total Return Credit Fund	Bloomberg U.S. Aggregate Bond Index	HFRX Fixed Income Credit Index
Apr-2017	$10,000	$10,000	$10,001
Sep-2017	$10,651	$10,198	$10,217
Sep-2018	$11,042	$10,074	$10,327
Sep-2019	$11,296	$11,111	$10,373
Sep-2020	$11,166	$11,887	$11,235
Sep-2021	$12,051	$11,781	$12,014
Sep-2022	$10,949	$10,061	$10,354
Sep-2023	$10,569	$10,126	$10,921
Sep-2024	$11,041	$11,297	$11,866

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2017)
Deer Park Total Return Credit Fund	4.47%	-0.45%	1.33%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.64%
HFRX Fixed Income Credit Index	8.65%	2.73%	2.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$192,354,905
Number of Portfolio Holdings	452
Advisory Fee (net of waivers)	$3,733,620
Portfolio Turnover	2%

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	97.6%
Agency Asset Backed Securities	2.0%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Reverse Repurchase Agreements	-2.3%
Money Market Funds	0.4%
CMBS	20.4%
CMO	39.4%
ABS	42.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 5.4690%, 04/25/37	2.8%
Starwood Retail Property Trust, Series 2014-STAR, Class A, 8.5000%, 11/15/27	1.7%
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class M2, 5.9440%, 08/25/35	1.6%
Carrington Mortgage Loan Trust, Series 2005-FRE1, Class M4, 5.8990%, 12/25/35	1.6%
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1B, 5.4390%, 03/19/37	1.6%
Structured Asset Mortgage Investments II Trust, Series AR6, Class A2, 6.8530%, 08/25/47	1.5%
HMH Trust, Series 2017-NSS, Class E, 6.2920%, 07/05/31	1.5%
Park Place Securities Inc Asset-Backed, Series 2005-WCW1, Class M5, 5.9590%, 09/25/35	1.5%
Saxon Asset Securities Trust, Series 2007-4, Class M1, 7.9690%, 12/25/37	1.5%
RAMP, Series 2006-RZ2, Class M2, 5.4790%, 05/25/36	1.5%

Material Fund Changes

Effective June 26, 2024, the Fund changed the annual fund operating expenses after fee waiver and/or reimbursement to not exceed 1.55%, 2.30% and 1.30% for Class A, Class C and Class I shares of the Fund’s average daily net assets. Also effective June 26, 2024, the Fund reduced the annual investment advisory fee from 1.84% to 1.49%.

Deer Park Total Return Credit Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.deerparkfund.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-DPFCX

Deer Park Total Return Credit Fund

Class I Shares (DPFNX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.deerparkfund.com. You can also request this information by contacting us at 1-888-868-9501. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$224	2.18%

How did the Fund perform during the reporting period?

The Fund's Class I Shares returned +5.38% during the fiscal year ended September 30, 2024 (the “Investment Period”). The Fund invests primarily in legacy non-agency Residential Mortgage Backed Securities (“RMBS”) and other asset backed securities (“ABS”) which we believe have an attractive fundamental backdrop.

The Investment Period was generally good for fixed income, with interest rates (as measured by the yield of 10-Year US Treasuries) moving from 4.68% on 10/02/2023 to 3.78% on 09/30/2024. This decline in interest rates generally lifted fixed income securities. Although, it was a somewhat choppy road along the way. This move in interest rates generally contributed positively to the Fund’s holdings.

The Fund’s holdings in Legacy non-agency RMBS were the largest allocation during the Investment Period and contributed positively to Fund performance. These positions were the beneficiaries of declining interest rates early on during the Investment Period. However, as rates became more volatile in 2024 these positions began to stall in performance.

The Fund’s holdings in Commercial Mortgage Backed Securities (“CMBS”) contributed negatively to Fund performance during the Investment Period. While we believe the Fund’s holdings in CMBS remain attractive assets, the general CMBS universe was under pressure during the Investment Period. This somewhat indiscriminate pressure in the CMBS space weighed on the performance of the Fund’s CMBS positions. The Fund’s other holdings, primarily in ABS securities, contributed positively to Fund performance.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Deer Park Total Return Credit Fund
Bloomberg U.S. Aggregate Bond Index
HFRX Fixed Income Credit Index
$150,000
$120,000
$90,000
$60,000
$30,000
$0
$138,006
$122,223
$116,117
Oct-2015

	Deer Park Total Return Credit Fund	Bloomberg U.S. Aggregate Bond Index	HFRX Fixed Income Credit Index
Oct-2015	$100,000	$100,000	$99,999
Sep-2016	$111,316	$104,743	$99,858
Sep-2017	$124,126	$104,819	$105,239
Sep-2018	$129,961	$103,544	$106,373
Sep-2019	$134,379	$114,205	$106,845
Sep-2020	$134,057	$122,182	$115,720
Sep-2021	$146,240	$121,089	$123,744
Sep-2022	$134,141	$103,410	$106,649
Sep-2023	$130,964	$104,077	$112,488
Sep-2024	$138,006	$116,117	$122,223

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 16, 2015)
Deer Park Total Return Credit Fund	5.38%	0.53%	3.66%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.68%
HFRX Fixed Income Credit Index	8.65%	2.73%	2.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$192,354,905
Number of Portfolio Holdings	452
Advisory Fee (net of waivers)	$3,733,620
Portfolio Turnover	2%

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	97.6%
Agency Asset Backed Securities	2.0%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Reverse Repurchase Agreements	-2.3%
Money Market Funds	0.4%
CMBS	20.4%
CMO	39.4%
ABS	42.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 5.4690%, 04/25/37	2.8%
Starwood Retail Property Trust, Series 2014-STAR, Class A, 8.5000%, 11/15/27	1.7%
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class M2, 5.9440%, 08/25/35	1.6%
Carrington Mortgage Loan Trust, Series 2005-FRE1, Class M4, 5.8990%, 12/25/35	1.6%
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1B, 5.4390%, 03/19/37	1.6%
Structured Asset Mortgage Investments II Trust, Series AR6, Class A2, 6.8530%, 08/25/47	1.5%
HMH Trust, Series 2017-NSS, Class E, 6.2920%, 07/05/31	1.5%
Park Place Securities Inc Asset-Backed, Series 2005-WCW1, Class M5, 5.9590%, 09/25/35	1.5%
Saxon Asset Securities Trust, Series 2007-4, Class M1, 7.9690%, 12/25/37	1.5%
RAMP, Series 2006-RZ2, Class M2, 5.4790%, 05/25/36	1.5%

Material Fund Changes

Effective June 26, 2024, the Fund changed the annual fund operating expenses after fee waiver and/or reimbursement to not exceed 1.55%, 2.30% and 1.30% for Class A, Class C and Class I shares of the Fund’s average daily net assets. Also effective June 26, 2024, the Fund reduced the annual investment advisory fee from 1.84% to 1.49%.

Deer Park Total Return Credit Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.deerparkfund.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-DPFNX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $55,000
2023 - $42,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $3,900
2023 – $3,900

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2023, and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2023, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Deer Park Total Return Credit Fund

Class A Shares: DPFAX

Class C Shares: DPFCX

Class I Shares: DPFNX

Annual Financial Statements

September 30, 2024

www.deerparkfund.com

1-888-868-9501

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	AGENCY ASSET BACKED SECURITIES — 2.0%
	AGENCY CMBS — 0.1%
2,677,681	Government National Mortgage Association Series 2007-15 IO(a),(b)		1.5980	03/16/47	$16,718
4,139,805	Government National Mortgage Association Series 2015-6 IO(a),(b)		0.4610	02/16/51	58,647
2,329,133	Government National Mortgage Association Series 2013-15 IO(a),(b)		0.5850	08/16/51	52,462
443,029	Government National Mortgage Association Series 2012-72 IO(a),(b)		0.4830	11/16/52	1,912
249,317	Government National Mortgage Association Series 2015-122 IO(a),(b), (j)		0.5840	05/16/57	45
					129,784

	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
948,261	Fannie Mae REMICS Series 2012-90 SA(a),(c)	SOFR30A + 5.936%	0.6550	08/25/42	109,107
3,921,356	Fannie Mae REMICS Series 2012-144 SH(a),(c)	SOFR30A + 5.986%	0.7050	01/25/43	568,391
3,533,773	Fannie Mae REMICS Series 2017-16 CS(a),(c)	SOFR30A + 5.936%	0.6550	03/25/47	501,219
2,235,104	Fannie Mae REMICS Series 2017-14 DS(a),(c)	SOFR30A + 5.936%	0.6550	03/25/47	328,555
2,282,605	Fannie Mae REMICS Series 2017-68 SN(a),(c)	SOFR30A + 6.036%	0.7550	09/25/47	325,804
1,708,882	Fannie Mae REMICS Series 2018-64 SE(a),(c)	SOFR30A + 6.086%	0.8050	09/25/48	244,482
551,641	Freddie Mac REMICS Series 4238 NS(a),(c)	SOFR30A + 6.586%	1.2430	02/15/42	65,925
3,135,720	Freddie Mac REMICS Series 4416 DS(a),(c)	SOFR30A + 5.986%	0.6430	12/15/44	416,497
182,740	Freddie Mac REMICS Series 4583 ST(a),(c)	SOFR30A + 5.886%	0.5430	05/15/46	21,839
1,585,199	Freddie Mac REMICS Series 4685 SA(a),(c)	SOFR30A + 5.986%	0.6430	05/15/47	251,215
3,463,574	Freddie Mac REMICS Series 4718 SC(a),(c)	SOFR30A + 6.036%	0.6930	09/15/47	513,585
1,138,927	Freddie Mac REMICS Series 4796 AS(a),(c)	SOFR30A + 6.086%	0.7430	05/15/48	170,566
9,139,422	Government National Mortgage Association Series 2019-111 SK(a),(c)	TSFR1M + 3.316%	0.0001	09/20/49	225,172
					3,742,357

	TOTAL AGENCY ASSET BACKED SECURITIES (Cost $15,460,829)				3,872,141

	NON-AGENCY ASSET BACKED SECURITIES — 100.1%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.5%
34,229	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(b)		7.0230	08/25/35	33,918
1,541,416	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(c)	TSFR1M + 0.414%	5.2690	03/25/37	1,849,390
146,225	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(b)		6.0780	04/25/33	86,311
88,646	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	80,681
339,430	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(a),(c)	TSFR1M + 4.956%	0.1010	06/25/35	28,158
536,214	Alternative Loan Trust 2005-45 Series 2005-45 2A1(c)	12MTA + 2.050%	7.1730	10/20/35	381,225
308,556	Alternative Loan Trust 2005-56 Series 2005-56 5A1(c)	TSFR1M + 0.754%	5.6090	11/25/35	255,360
570,456	Alternative Loan Trust 2005-65CB Series 2005-65CB 2A4		5.5000	12/25/35	406,073

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.5% (Continued)
385,353	Alternative Loan Trust 2005-65CB Series 2005-65CB 1A5(c)	TSFR1M + 0.864%	5.5000	01/25/36	$233,025
1,573,975	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(a),(c)	TSFR1M + 5.156%	0.3010	11/25/36	151,863
462,822	Alternative Loan Trust 2006-36T2 Series 2006-36T2 1A9(c)	TSFR1M + 1.014%	5.8690	12/25/36	157,123
154,835	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(b)		5.3910	05/25/36	138,900
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/24	245,174
130,321	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	66,721
20,732,222	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(a),(d), (j)		2.8240	08/25/46	199,707
4,916,799	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(a),(d), (j)		2.3130	08/25/46	37,985
957,908	Alternative Loan Trust 2006-OA11 Series 2006-OA11 A1B(c)	TSFR1M + 0.494%	5.3490	09/25/46	942,207
12,297,156	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(a),(b), (j)		0.0001	11/25/46	6,970
5,427,053	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(a),(b)		1.0520	12/20/46	393,453
33,860,977	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(a),(b)		0.1770	05/20/46	259,375
27,900,000	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(c), (j)	TSFR1M + 0.434%	0.0001	07/25/36	112,078
143,660	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	81,300
1,167,653	American Home Mortgage Assets Trust 2005-1 Series 2005-1 3A22(c)	TSFR1M + 0.774%	5.6290	11/25/35	1,054,220
171,795	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(c)	12MTA + 0.960%	6.0830	09/25/46	158,261
130,677	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(c)	TSFR1M + 0.494%	5.3490	06/25/47	113,498
2,322,947	American Home Mortgage Investment Trust 2005-4 Series 2005-4 1A2(c)	TSFR1M + 0.874%	5.7290	11/25/45	2,166,934
479,742	American Home Mortgage Investment Trust 2006-3 Series 2006-3 11A2(c)	TSFR1M + 0.574%	5.4290	12/25/46	454,802
739,145	Banc of America Alternative Loan Trust 2006-5 Series 2006-5 CBIO(a)		6.0000	06/25/46	133,504
1,327,426	Banc of America Alternative Loan Trust 2006-6 Series 2006-6 CBIO(a)		6.0000	07/25/46	165,278
153,852	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(a),(c)	TSFR1M + 772.262%	6.0000	11/25/36	27,766
317,466	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(a)		6.0000	11/25/46	64,689
3,001,182	Banc of America Funding 2005-C Trust Series 2005-C M2(c)	TSFR1M + 0.764%	5.7250	05/20/35	2,251,933
48,827	Banc of America Funding 2005-F Trust Series 2005-F 1A1(c)	TSFR1M + 0.734%	5.6950	09/20/35	36,132
1,341,711	Banc of America Funding 2006-D Trust Series 2006-D 1A2(c)	TSFR1M + 0.674%	5.6350	05/20/36	353,079
451,980	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(a)		6.0000	01/25/37	65,310
565,168	BCAP, LLC 2008-RR3 Trust Series 2008-RR3 A1B(b),(e)		6.6970	10/25/36	170,778
1,680,724	BCAP, LLC 2009-RR4 Trust Series 2009-RR4 1A2(b),(e)		1.7030	06/26/37	421,250
677,106	Bear Stearns ALT-A Trust 2003-5 Series 2003-5 M(b)		6.1080	12/25/33	624,321
226,395	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(b)		5.5680	01/25/34	137,758
212,926	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(b)		5.7160	09/25/35	77,451
362,956	Bear Stearns ALT-A Trust 2007-2 Series 2007-2 1A1(c)	TSFR1M + 0.454%	5.3090	04/25/37	319,733
169,103	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(b)		4.1380	09/25/34	150,168

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.5% (Continued)
34,469	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(b), (j)		0.0001	10/25/34	$33,317
262,348	Bear Stearns ARM Trust 2005-12 Series 2005-12 23A1(b)		4.7980	02/25/36	241,283
67,267	Bear Stearns ARM Trust 2007-4 Series 2007-4 22A1(b)		4.4340	06/25/47	61,205
28,268	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(c)	TSFR1M + 0.514%	5.3690	10/25/34	24,504
195,870	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(d)		5.6580	09/25/33	173,500
31,519	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(c)	TSFR1M + 4.989%	9.8440	10/25/33	46,075
32,756	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(c)	TSFR1M + 2.764%	7.6190	11/25/33	22,711
1,517,600	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(c)	TSFR1M + 0.634%	5.4890	08/25/36	1,790,596
292,161	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A1(c)	TSFR1M + 0.274%	5.1290	12/25/46	262,301
2,446,626	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(c) (i)	TSFR1M + 0.324%	5.1790	12/25/46	2,630,589
2,349,984	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(c)	TSFR1M + 0.324%	5.1790	01/25/37	2,433,213
1,781,084	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(c)	TSFR1M + 0.294%	5.1490	03/25/37	1,763,273
1,534,650	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(c) (i)	TSFR1M + 0.494%	5.3490	04/25/37	1,560,946
18,489	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(c)	TSFR1M + 0.434%	5.2890	03/25/37	20,857
357,113	Chase Mortgage Finance Trust Series 2005-S3 Series 2005-S3 A10		5.5000	11/25/35	262,163
21,528	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(b)		6.7150	02/25/37	20,165
15,976	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(b)		7.6120	02/25/37	16,279
521,898	ChaseFlex Trust Multi-Class Mortgage Pass-Through Series 2007-M1 2AV2(c)	TSFR1M + 0.574%	4.1220	08/25/37	431,917
318,248	Chevy Chase Funding, LLC Mortgage-Backed Series 2003-4A B1(b),(e)		5.9730	10/25/34	298,755
32,519	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(c),(e)	TSFR1M + 0.434%	5.2890	05/25/35	32,314
465,128	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-4A B1(b),(e)		4.6330	10/25/35	358,945
420,168	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(c),(e)	TSFR1M + 0.294%	5.1490	05/25/48	275,246
484,506	CHL Mortgage Pass-Through Trust 2003-48 Series 2003-48 B1(b)		7.3750	10/25/33	23,821
214,980	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(b)		6.3730	02/19/34	196,618
25,526	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(c)	TSFR1M + 0.894%	5.7490	02/25/35	20,793
4,818,493	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(a),(b)		0.0001	02/25/35	48
37,949	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 3A3(b)		3.7740	04/25/35	27,699
18,642	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(c)	TSFR1M + 0.384%	5.2390	04/25/35	17,710
230,416	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(c)	TSFR1M + 0.434%	5.2890	04/25/35	134,370
211,880	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	78,582
257,931	CHL Mortgage Pass-Through Trust 2005-2 Series 2005-2 2A3(c)	TSFR1M + 0.794%	5.6490	03/25/35	237,294
85,479	CHL Mortgage Pass-Through Trust 2007-HYB2 Series 2007-HYB2 3A1(b)		4.3380	02/25/47	72,103
259,183	CHL Mortgage Pass-Through Trust 2007-J3 Series 2007-J3 A9		6.0000	07/25/37	114,860
61,306	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	27,968

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.5% (Continued)
32,825	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0001	08/25/37	$22,502
36,269	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(b)		6.9330	03/25/34	34,905
103,197	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(b)		6.2460	08/25/35	92,080
54,400	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(c)	H15T1Y + 2.400%	7.8600	03/25/36	53,646
59,257	Citigroup Mortgage Loan Trust 2007-10 Series 2007-10 22AA(b)		4.9720	09/25/37	52,533
35,582	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(b)		5.2410	07/25/37	31,579
19,014	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(b)		6.1750	02/25/34	19,111
406,195	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 1A1(c)	TSFR1M + 0.374%	5.2290	11/25/35	350,271
56,328	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	50,429
2,701,692	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(a),(c)	TSFR1M + 5.286%	0.4310	06/25/37	206,587
50,400	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(c)	TSFR1M + 0.614%	5.4690	03/25/36	50,843
248,493	Credit Suisse First Boston Mortgage Securities Series 2002-AR21 CB1(b)		4.5710	06/25/32	239,791
893,136	Credit Suisse First Boston Mortgage Securities Series 2003-1 DB2(b)		6.6340	02/25/33	671,362
79,453	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(b)		6.7070	03/25/33	76,602
488,514	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(c)	TSFR1M + 2.214%	7.0690	02/25/34	535,352
714,346	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(c)	TSFR1M + 1.264%	6.1190	11/25/34	669,821
568,329	Credit Suisse First Boston Mortgage Securities Series 2005-1 1A4		5.5000	02/25/35	534,232
496,238	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(b)		5.9910	11/25/34	281,171
53,720	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(b)		5.5000	11/25/35	86,422
648,917	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5 23A		6.0000	10/25/24	359,634
1,046,003	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(c)	TSFR1M + 0.514%	5.3690	08/25/47	787,388
1,022,550	Deutsche Mortgage Securities Inc REMIC Trust Series 2008-RS1 4A2(c),(e)	US0001M + 0.250%	5.2100	05/28/37	785,698
10,083	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(c)	TSFR1M + 1.764%	6.7290	08/25/35	9,150
190,075	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(c)	TSFR1M + 1.989%	6.9540	07/19/44	108,907
32	DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2(c), (j), (l)	TSFR1M + 0.774%	5.7390	02/19/45	—	(h)
109,029	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(b)		2.4940	12/25/42	91,986
772,939	Global Mortgage Securitization Ltd. Series 2005-A B1(e)		5.2500	04/25/32	741,584
26,332,087	GreenPoint Mortgage Funding Trust Series 2006-AR8(c), (j)	TSFR1M + 0.534%	0.0001	01/25/47	169,584
310,013	GreenPoint Mortgage Loan Trust 2004-1 Series 2004-1 A(c)	TSFR1M + 1.264%	6.1190	10/25/34	245,127
1,019,223	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(b),(e)		7.3790	06/25/43	10
161,591	GSR Mortgage Loan Trust 2003-1 Series 2003-1 A11(c)	H15T1Y + 1.750%	6.7500	03/25/33	157,687
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	158,281
10,455	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(b)		5.0960	06/25/34	10,167
1,873,907	GSR Mortgage Loan Trust 2006-4F Series 2006-4F 4A1(c)	TSFR1M + 0.464%	5.3190	05/25/36	322,884

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.5% (Continued)
1,041,605	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(c)	TSFR1M + 0.464%	5.3190	10/25/36	$73,178
15,324	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(c)	TSFR1M + 0.894%	5.7490	12/25/35	4,034
97,169	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 2A1(b)		4.3930	04/25/36	65,142
1,210,322	GSR Mortgage Loan Trust 2006-OA1 Series 2006-OA1 2A2(c)	TSFR1M + 0.634%	5.4890	08/25/46	287,040
443,355	HarborView Mortgage Loan Trust 2005-12 Series 2005-12 1A1A(c)	12MTA + 2.000%	7.1230	10/19/35	226,507
109,973	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 A1B(c)	TSFR6M + 1.188%	6.4570	07/19/45	93,525
13,607,989	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(a),(b)		0.0001	09/19/35	136
10,297,287	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(a),(b)		0.0001	03/19/36	103
2,009,651	HarborView Mortgage Loan Trust 2007-1 Series 2007-1 2A1B(c)	TSFR1M + 0.474%	5.4390	03/19/37	2,981,507
286,369	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(c)	TSFR1M + 1.989%	2.1580	03/25/35	172,428
37,373	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B2(c)	TSFR1M + 2.064%	2.1580	03/25/35	22,503
273,886	Impac CMB Trust Series 2004-11 Series 2004-11 2A2(c)	TSFR1M + 0.854%	5.7090	03/25/35	247,651
25,840	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(c)	TSFR1M + 2.364%	7.2190	09/25/34	25,387
185,760	Impac CMB Trust Series 2005-2 Series 2005-2 1M1(c)	TSFR1M + 0.759%	5.6140	04/25/35	174,244
317,606	Impac CMB Trust Series 2005-2 Series 2005-2 1M3(c)	TSFR1M + 0.879%	5.7340	04/25/35	295,092
49,046	Impac CMB Trust Series 2005-2 Series 2005-2 2M2(c)	TSFR1M + 1.239%	6.0940	04/25/35	45,281
32,698	Impac CMB Trust Series 2005-2 Series 2005-2 2B(c)	TSFR1M + 2.589%	7.4440	04/25/35	31,550
1,591	Impac CMB Trust Series 2005-6 Series 2005-6 2B2(c)	TSFR1M + 3.489%	8.3440	10/25/35	1,601
270,406	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	140,396
730,621	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(d)		5.4310	03/25/34	389,676
1,499,984	IndyMac IMJA Mortgage Loan Trust 2007-A1 Series 2007-A1 A4		6.0000	08/25/37	601,088
1,476,545	IndyMac IMJA Mortgage Loan Trust 2007-A3 Series 2007-A3 A1		6.2500	11/25/37	637,464
72,200	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(b)		4.2430	12/25/36	57,763
899,283	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(c)	TSFR1M + 1.914%	6.7690	11/25/34	689,596
194,907	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(c)	TSFR1M + 0.894%	5.7490	02/25/35	141,750
267,979	IndyMac INDX Mortgage Loan Trust 2005-AR23 Series 2005-AR23 2A1(b)		4.8650	11/25/35	214,889
190,824	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(c)	TSFR1M + 0.674%	5.5290	03/25/35	188,117
209,130	IndyMac INDX Mortgage Loan Trust 2006-AR21 Series 2006-AR21 A1(c)	TSFR1M + 0.354%	5.2090	08/25/36	192,303
36,012	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(b)		3.6410	05/25/36	34,491
1,228,534	IndyMac INDX Mortgage Loan Trust 2007-FLX3 Series 2007-FLX3 A2(c)	TSFR1M + 0.654%	5.5090	06/25/37	1,355,179
344,163	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(b)		4.4180	05/25/36	197,995
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(b)		6.1070	02/25/35	962,206
52,568	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(b)		5.0740	10/25/36	30,353
118,347	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(b)		4.4450	01/25/37	90,841

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.5% (Continued)
129,293	JP Morgan Mortgage Trust 2006-S3 Series 2006-S3 1A12		6.5000	08/25/36	$42,257
36,397	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	30,409
3,085,906	Lehman XS Trust Series 2006-18N Series 18N A5A(c), (j)	TSFR1M + 0.454%	0.0001	12/25/36	28,207
604,480	Lehman XS Trust Series 2007-12N Series 2007-12N 1A3A(c)	TSFR1M + 0.514%	5.3690	07/25/47	580,010
112,780	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(c)	TSFR1M + 1.814%	6.6690	09/25/47	101,835
691,020	Lehman XS Trust Series 2007-7N Series 2007-7N 1A2(c)	TSFR1M + 0.594%	5.4490	06/25/47	681,840
436,304	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(c)	TSFR1M + 0.464%	5.3190	03/25/36	42,192
283,597	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(c)	TSFR1M + 0.514%	5.3690	03/25/36	27,766
336,536	MASTR Asset Securitization Trust 2004-1 Series 2004-1 B1(b)		5.4930	02/25/34	276,554
40,850	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	279
408,358	Mellon Residential Funding Mortgage Pass Through Series 1999-TBC3 A2(b)		6.1340	10/20/29	416,525
498,013	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4 A1(c)	TSFR1M + 0.614%	5.4690	08/25/37	425,356
33,667	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 M2(b)		6.0880	12/25/32	33,414
3,558,443	Merrill Lynch Mortgage Investors Trust Series 2005-A6 M2(c)	TSFR1M + 1.089%	5.9440	08/25/35	3,072,846
2,440,231	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(a),(b)		0.1660	01/25/29	15,853
270,963	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(b)		4.3490	09/25/37	106,230
21,453	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(b)		6.2320	02/25/34	14,294
346,793	Morgan Stanley Mortgage Loan Trust 2004-11AR Series 2004-11AR 1B1(c)	TSFR1M + 0.714%	5.5690	01/25/35	284,747
31,804	MortgageIT Trust 2005-2 Series 2005-2 1M2(c)	TSFR1M + 0.924%	5.7790	05/25/35	31,397
19,999	MortgageIT Trust 2005-2 Series 2005-2 2M2(c)	TSFR1M + 1.764%	6.9650	05/25/35	18,524
122,555	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(c)	TSFR1M + 1.214%	6.0690	08/25/34	134,456
208,108	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(b)		5.2520	06/25/36	151,906
3,967,565	OPTONE 68402SAC3 DEL TR 2016-1 Series 2016-1A SAC3(a),(b),(e)		20.1410	02/26/38	2,297,568
1,902	RALI Series 2003-QS9 Trust Series 2003-QS9 A2(c), (j)	TSFR1M + 0.564%	5.4190	05/25/30	1,331
3,187,822	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(c)	TSFR1M + 0.494%	5.3490	08/25/35	1,348,289
159,989	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	144,871
249,983	RALI Series 2006-QO8 Trust Series 2006-QO8 1A3A(c)	TSFR1M + 0.514%	5.3690	10/25/46	237,365
29,687,781	RALI Series 2006-QS12 Trust Series 2006-QS12 AV(a),(b), (j)		0.4650	09/25/36	362,325
245,334	RALI Series 2006-QS16 Trust Series 2006-QS16 A10		6.0000	11/25/36	195,007
125,431	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(c)	TSFR1M + 0.514%	5.3690	06/25/36	88,412
792,514	RALI Series 2007-QH3 Trust Series 2007-QH3 A2(c)	TSFR1M + 0.534%	5.3890	04/25/37	1,627,424
25,999	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(c)	TSFR1M + 0.614%	5.4690	06/25/37	20,922
578,857	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(c)	TSFR1M + 0.654%	5.5090	08/25/37	351,591
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(c)	TSFR1M + 2.014%	7.8190	10/25/31	5,978

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.5% (Continued)
6,968,245	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(a),(b),(e)		0.8210	03/25/35	$391,988
8,260,774	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(a),(b),(e)		0.4450	06/25/35	426,154
7,688,950	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(a),(b), (j)		0.4000	01/25/36	363,768
13,287,735	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(a),(b), (j)		0.3500	10/25/35	149,506
265,324	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	121,520
2,074,542	Residential Asset Securitization Trust 2007-A9 Series 2007-A9 AX(a),(b)		7.0000	09/25/37	584,618
145,439	SACO I, Inc. Series 1999-3 1B1(b),(e), (j)		4.8900	04/25/39	143,198
61,986	Sequoia Mortgage Trust 9 Series 9 B1(c)	TSFR1M + 1.239%	6.2000	09/20/32	52,796
1,066,010	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(a),(b)		0.6460	07/19/35	17,051
155,284	Structured Asset Mortgage Investments II Trust Series 2006-AR3 11A1(c)	TSFR1M + 0.534%	5.3890	04/25/36	138,103
2,750,606	Structured Asset Mortgage Investments II Trust Series 2006-AR3 12A3(c)	TSFR1M + 0.654%	5.5090	05/25/36	2,088,965
31,818,760	Structured Asset Mortgage Investments II Trust Series 2006-AR7 X(a)		0.9000	08/25/36	890,178
1,426	Structured Asset Mortgage Investments II Trust Series AR7 A10(c), (j)	TSFR1M + 0.514%	5.3690	08/25/36	2,369
29,555,721	Structured Asset Mortgage Investments II Trust Series 2007-AR6 X2(a), (j)		0.5000	08/25/47	628,133
2,433,144	Structured Asset Mortgage Investments II Trust Series AR6 A2(c)	12MTA + 1.730%	6.8530	08/25/47	2,863,963
237,018	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(e)		3.3560	04/25/31	202,198
164,382	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(b)		6.6980	03/25/33	153,166
431,733	Structured Asset Securities Corporation Series 2005-RF4 B1(b),(e)		4.3590	07/25/35	285,239
446,828	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	166,663
21,472,257	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 X(a),(b), (j)		0.0001	11/25/45	129,083
475,773	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 2A1A(c)	12MTA + 1.048%	4.9400	05/25/46	410,880
346,541	Washington Mutual Mortgage Pass-Through Series 2006-5 1A2		6.0000	07/25/36	271,872
1,068,318	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(c)	TSFR1M + 0.484%	5.3390	02/25/37	666,346
306,033	Washington Mutual Mortgage Pass-Through Series 2007-OA1 1A(c)	12MTA + 0.710%	5.8330	12/25/46	258,360
					72,088,321
	HOME EQUITY — 15.7%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(c)	TSFR1M + 5.364%	10.2190	12/25/32	175,785
192,716	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(c)	TSFR1M + 0.864%	5.7190	09/25/33	192,587
481,733	ABFC 2004-OPT4 Trust Series 2004-OPT4 M3(c)	TSFR1M + 2.289%	7.1440	08/25/33	464,234
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(c)	TSFR1M + 0.574%	5.4290	12/25/35	89,859
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1 M6(c)	TSFR1M + 5.364%	10.2190	11/25/32	296,489
135,542	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1 M4(c)	TSFR1M + 5.364%	10.2190	07/25/33	116,730
21,606	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M2(c)	TSFR1M + 1.689%	6.5440	04/25/34	19,587
80,583	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M4(c)	TSFR1M + 3.114%	7.9690	04/25/34	69,113

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	HOME EQUITY — 15.7% (Continued)
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M5(c)	TSFR1M + 3.489%	8.3440	04/25/34	$205,759
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(c)	TSFR1M + 2.444%	7.2990	04/25/34	194,821
126,396	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(c), (j)	TSFR1M + 2.894%	7.7490	04/25/34	802
578,873	AFC Home Equity Loan Trust Series 1999-2 1A(c)	TSFR1M + 0.924%	5.7790	06/25/29	458,376
6,850,000	Ameriquest Mortgage Securities Asset-Backed(c), (j), (l)	US0001M + 3.045%	3.1290	05/25/33	381
199,253	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W10 M3(c)	TSFR1M + 2.889%	3.5390	01/25/34	179,554
278,324	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(c)	TSFR1M + 0.264%	5.1190	09/25/36	91,366
41,668	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(c)	TSFR1M + 4.239%	9.0940	06/25/34	54,663
312,177	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(c)	TSFR1M + 1.914%	6.7690	12/25/34	260,645
791,150	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(c)	TSFR1M + 1.989%	6.8440	02/25/35	810,760
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(c)	TSFR1M + 2.139%	6.3100	06/28/44	2,190,744
328,865	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M6(c)	TSFR1M + 2.964%	5.0930	06/25/34	314,798
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(c)	TSFR1M + 4.239%	5.3730	08/25/34	113,715
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(c)	TSFR1M + 5.739%	10.5940	08/25/34	176,530
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(c)	TSFR1M + 2.964%	5.6580	09/25/34	982,301
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(c)	TSFR1M + 2.739%	7.5940	09/25/34	703,846
376,533	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(c)	TSFR1M + 2.739%	5.6820	11/25/34	415,255
188,378	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(c)	TSFR1M + 2.814%	6.0170	12/25/34	212,231
140,549	Bear Stearns Asset Backed Securities Trust Series 1999-2 MF1(d)		8.2200	10/25/29	191,375
18,953	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(d)		8.4100	10/25/29	19,081
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(c)	TSFR1M + 2.964%	5.7910	01/25/34	85,383
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(c)	TSFR1M + 3.489%	5.7910	01/25/34	86,403
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(c)	TSFR1M + 6.114%	5.9240	02/25/34	130,570
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(c)	TSFR1M + 2.739%	5.4710	03/25/34	10,447
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(c)	TSFR1M + 4.989%	5.4710	03/25/34	498,746
60,711	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(c)	TSFR1M + 1.989%	6.8440	07/25/34	55,256
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(c)	TSFR1M + 5.739%	10.5940	07/25/34	46,750
255,070	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(d)		7.3300	07/25/32	190,824
48,684	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(c)	TSFR1M + 1.844%	6.6990	03/25/33	47,878
658,373	Centex Home Equity Loan Trust 2004-B Series 2004-B M5(c)	TSFR1M + 1.689%	6.5440	03/25/34	629,026
24,936	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(c)	TSFR1M + 1.149%	6.0040	09/25/34	24,263
113,913	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(c)	TSFR1M + 1.464%	6.3190	01/25/32	113,782
72,732	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(c)	TSFR1M + 0.194%	5.0490	01/25/37	53,425
310,480	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(d)		6.3330	01/25/37	94,357

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	HOME EQUITY — 15.7% (Continued)
4,570,179	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(c)	TSFR1M + 1.089%	5.9440	10/25/35	$2,414,822
78,867	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(c)	TSFR1M + 2.114%	6.9690	10/25/32	81,446
114,483	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(c)	TSFR1M + 3.364%	4.0860	04/25/34	106,979
299,625	CWHEQ Revolving Home Equity Loan Trust Series Series 2005-B 2A(c),(e)	TSFR1M + 0.294%	5.3910	05/15/35	299,387
111,275	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(d)		8.1000	01/15/30	76,293
652,022	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(c),(e)	TSFR1M + 2.664%	7.5190	05/25/39	600,880
441,674	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(c)	TSFR1M + 4.014%	8.8690	12/25/34	440,897
258,864	GE Capital Mortgage Funding Corp 1999-HE3 Trust Series 1999-HE3 M(b)		7.7750	10/25/29	265,453
40,861	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(b)		7.9050	07/25/29	25,730
50,152	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.274%	5.1290	03/25/36	17,387
135,035	Home Equity Asset Trust Series 2003-8 M3(c)	TSFR1M + 2.464%	7.3190	04/25/34	133,414
296,287	Home Equity Asset Trust Series 2003-8 B1(c)	TSFR1M + 2.614%	7.4690	04/25/34	289,179
132,318	Home Equity Asset Trust Series 2004-3 B1(c)	TSFR1M + 2.714%	7.5690	08/25/34	584,778
173,726	Home Equity Asset Trust 2002-2 Series 2002-2 M2(c)	TSFR1M + 1.964%	7.2420	06/25/32	163,547
215,407	Home Equity Asset Trust 2004-6 Series 2004-6 M5(c)	TSFR1M + 1.764%	6.6190	12/25/34	216,427
458,739	Home Equity Mortgage Loan Asset-Backed Trust Series 2001-C M2(c)	TSFR1M + 2.289%	7.1440	12/25/32	453,446
105,693	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(d)		4.7550	04/25/33	167,474
344,441	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M5(c)	TSFR1M + 1.689%	4.5200	03/25/35	287,351
293,558	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M6(c)	TSFR1M + 1.989%	4.5200	03/25/35	243,857
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(d)		7.5300	06/20/29	453,442
186	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(d)		6.5600	03/15/37	186
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(c)	TSFR1M + 2.214%	7.0690	07/25/34	117,444
24,381	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(c)	TSFR1M + 1.614%	6.4690	09/25/34	19,112
662,362	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M8(c)	TSFR1M + 2.964%	7.8190	09/25/34	462,713
16,601	Mastr Asset Backed Securities Trust 2005-NC1 Series 2005-NC1 M5(c)	TSFR1M + 1.314%	6.1690	12/25/34	18,215
716,215	Merrill Lynch Mortgage Investors Trust Series 2004-HE2 B3(c)	TSFR1M + 5.364%	10.2190	08/25/35	747,916
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10 Series 2003-NC10 B2(c)	TSFR1M + 5.739%	10.5940	10/25/33	824,860
420,215	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B1(c)	TSFR1M + 5.514%	10.3690	09/25/33	416,089
568,546	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B2(c)	TSFR1M + 5.739%	10.5940	09/25/33	546,137
492,840	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE2 Series 2005-HE2 M5(c)	TSFR1M + 1.134%	5.9890	01/25/35	433,260
249,245	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE3 Series 2007-HE3 A2A(c)	TSFR1M + 0.174%	5.0290	12/25/36	126,255
1	New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2(c), (j), (l)	TSFR1M + 2.139%	6.9940	05/25/34	1
734,224	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(c)	TSFR1M + 3.114%	7.9690	01/25/33	554,509
174,454	New Century Home Equity Loan Trust Series 2003-3 Series 2003-3 M6(c)	TSFR1M + 5.739%	10.5940	07/25/33	169,811

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	HOME EQUITY — 15.7% (Continued)
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(d),(e)		4.8810	11/25/33	$1,369,280
29,202	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M5(d)		4.8810	11/25/33	25,953
329,739	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(c)	TSFR1M + 2.889%	7.7440	12/25/34	271,856
220,481	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(c)	TSFR1M + 2.139%	6.9940	01/25/34	193,911
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(c)	TSFR1M + 2.589%	7.4440	01/25/34	261,323
495,107	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(c)	TSFR1M + 2.814%	7.6690	05/25/34	475,890
354,000	Provident Bank Home Equity Loan Trust 1998-4 Series 1998-4 A9(c)	TSFR1M + 3.614%	8.4690	01/25/30	345,339
402,079	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A3(c)	TSFR1M + 0.894%	5.3590	01/25/31	345,840
156,993	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(c)	TSFR1M + 0.954%	5.3890	01/25/31	138,628
80,188	RASC Series 2003-KS4 Trust Series 2003-KS4 AIII(c)	TSFR1M + 0.404%	5.2590	06/25/33	80,185
373,886	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(c)	TSFR1M + 5.364%	10.2190	12/25/32	235,347
284,887	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(c)	TSFR1M + 3.114%	3.8380	08/25/33	244,287
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(c)	TSFR1M + 3.114%	7.9690	02/25/34	32,006
213,747	Soundview Home Loan Trust 2007-OPT2 Series 2007-OPT2 2A3(c)	TSFR1M + 0.294%	5.1490	07/25/37	194,275
512,514	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(c)	TSFR1M + 2.664%	7.5190	02/25/35	575,357
14,757,000	Structured Asset Securities Corp 2005-S1(c), (j)	US0001M + 1.050%	0.0001	03/25/35	204,120
12,335	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	10,224
25,458	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	22,224
30,610	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(b),(e)		8.0000	12/25/33	30,020
470,312	Terwin Mortgage Trust 2004-18SL Series 2004-18SL 1B4(b),(e)		8.0000	10/25/34	456,319
3,000,000	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(b),(e), (j)		0.0001	02/25/37	209,791
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE Series 2003-2HE B(b)		6.0000	07/25/34	194,816
12,779	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(b),(e)		8.0000	10/25/34	12,428
1,238,333	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(b)		7.7500	04/15/30	1,219,495
39,090	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(c)	TSFR1M + 2.934%	7.7890	10/25/34	42,408
24,150	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(c)	TSFR1M + 3.864%	8.7190	04/25/35	26,772
179,309	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(c),(e)	TSFR1M + 0.514%	5.3690	06/25/37	57,019
					30,102,307
	MANUFACTURED HOUSING — 0.0%(g)
89,098	Conseco Finance Corporation Series 1997-2 M1(b)		7.5400	06/15/28	89,566
2,956	MERIT Securities Corporation Series 1-Dec 1M2(d)		8.3500	07/28/33	2,797
					92,363
	NON AGENCY CMBS — 20.3%
18,729,314	BANK 2017-BNK6 Series 2017-BNK6 XG(a),(b),(e)		1.5000	07/15/60	612,883

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	NON AGENCY CMBS — 20.3% (Continued)
340,702	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M4(c),(e)	TSFR1M + 1.029%	5.8840	08/25/35	$328,990
418,394	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M1(c),(e)	TSFR1M + 0.774%	5.6290	11/25/35	409,455
592,409	Bayview Commercial Asset Trust 2005-3 Series 2005-3A B1(c),(e)	TSFR1M + 1.764%	6.6190	11/25/35	595,509
218,509	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M3(c),(e)	TSFR1M + 0.864%	5.7190	01/25/36	206,638
8,209	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(c),(e)	TSFR1M + 0.894%	5.7490	04/25/36	7,441
7,967	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M5(c),(e)	TSFR1M + 0.954%	5.8090	04/25/36	7,216
653,703	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M1(c),(e)	TSFR1M + 0.609%	5.4640	01/25/37	620,869
1,011,573	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M4(c),(e)	TSFR1M + 0.819%	5.6740	01/25/37	996,859
317,659	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M5(c),(e)	TSFR1M + 0.849%	5.7040	01/25/37	323,264
341,254	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M6(c),(e)	TSFR1M + 0.954%	5.8090	01/25/37	351,801
927,603	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(c),(e)	TSFR1M + 1.914%	6.7690	01/25/37	1,619,113
502,928	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(d),(e)		6.0400	01/25/39	482,529
3,500,000	Citigroup Commercial Mortgage Trust 2014-GC21 Series 2014-GC21 E(b),(e)		3.5880	05/10/47	2,663,344
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	1,795,692
1,300,000	COMM 2014-LC17 Mortgage Trust Series 2014-LC17 E(e)		3.1140	10/10/47	1,080,243
994,050	GS Mortgage Securities Trust 2007-GG10 Series 2007-GG10 AJ(b)		5.8180	08/10/45	124,634
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(b),(e)		4.7260	06/10/47	1,228,263
850,000	HMH Trust 2017-NSS Series 2017-NSS A(e)		3.0620	07/05/31	640,254
8,113,000	HMH Trust 2017-NSS Series 2017-NSS E(e), (j)		6.2920	07/05/31	2,845,489
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(e), (j)		8.4800	07/05/31	563,806
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(c),(e)	TSFR1M + 2.597%	7.6940	04/15/31	35,726
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(c),(e)	TSFR1M + 3.417%	8.5140	04/15/31	13,751
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		4.5180	04/15/46	933,609
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(b),(e)		3.7500	10/15/48	829,946
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(b),(e)		4.8580	03/15/49	2,358,813
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series 2016-C2 D(b),(e)		3.4760	06/15/49	1,440,957
100,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(b)		4.1150	07/15/46	83,726
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(e)		2.8770	05/15/49	1,268,769
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(b),(e)		3.0000	09/15/49	2,210,374
4,727,952	Starwood Retail Property Trust Series 2014-STAR A(c),(e)	PRIME	8.5000	11/15/27	3,311,125
1,035,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 C(b)		4.0820	07/15/46	858,467
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(b),(e)		4.0820	07/15/46	2,167,332
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(e)		2.8690	02/15/48	721,931
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(e)		3.7680	02/15/48	805,020

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	NON AGENCY CMBS — 20.3% (Continued)
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 XFG(a),(b),(e)		2.2240	06/15/49	$398,635
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(e)		2.9420	11/15/59	1,824,814
1,600,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(b),(e)		3.9640	06/15/46	913,223
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(e)		3.2500	06/15/46	1,417,957
					39,098,467
	OTHER ABS — 1.6%
1,186,842	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(c),(e)	TSFR1M + 0.939%	5.7940	09/25/37	1,704,016
272,042	BCMSC Trust 2001-A Series 2001-A M2(b)		8.2650	12/15/30	181,475
986,502	Conseco Finance Securitizations Corporation Series 2001-2 M1(b)		7.6900	03/01/31	1,017,558
136,207	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(b)		7.8200	03/15/32	136,595
					3,039,644
	RESIDENTIAL MORTGAGE — 24.8%
1,808,283	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(c)	TSFR1M + 1.269%	6.1240	01/25/36	1,832,246
164,593	Amortizing Residential Collateral Trust Series 2001-BC5 M1(c)	TSFR1M + 0.939%	5.7940	08/25/31	172,702
265,367	Amortizing Residential Collateral Trust 2001-BC6 Series 2001-BC6 M2(c)	TSFR1M + 2.139%	6.9940	10/25/31	209,320
108,722	Amortizing Residential Collateral Trust 2002-BC5 Series 2002-BC5 M2(c)	TSFR1M + 1.914%	6.7690	07/25/32	111,134
21,758	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(d)		6.0000	12/25/42	—	(h)
66,607	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	65,471
5,412,251	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(c)	TSFR1M + 1.044%	5.8990	12/25/35	2,987,488
783,596	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF2(d)		5.7210	01/25/37	227,616
109,380	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	91,298
1,431,854	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(d)		5.9960	09/25/36	1,555,042
143,937	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	39,579
213,114	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(c),(e)	TSFR1M + 0.284%	5.1390	05/25/37	186,290
1,357,020	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(c)	TSFR1M + 1.989%	6.8440	08/25/35	1,466,128
2,882,415	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(c)	TSFR1M + 1.089%	5.9440	04/25/36	2,231,899
1,871,942	Countrywide Asset-Backed Certificates Series 2006-1 MV2(c)	TSFR1M + 0.729%	4.4510	07/25/36	1,669,387
91,865	Countrywide Asset-Backed Certificates Series 2006-23 1A(c)	TSFR1M + 0.394%	5.2490	05/25/37	86,999
221,458	Countrywide Asset-Backed Certificates Series 2006-21 M1(c)	TSFR1M + 0.459%	5.3140	05/25/37	165,436
293,142	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(c)	TSFR1M + 3.114%	4.1670	05/25/32	290,019
247,675	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B4(c),(e)	TSFR1M + 3.864%	3.3900	03/25/34	291,006
108,178	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B2(c)	TSFR1M + 3.114%	3.3900	03/25/34	120,976
145,075	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B3(c)	TSFR1M + 4.989%	3.3900	03/25/34	244,369
56,518	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(c)	TSFR1M + 2.814%	5.0370	07/25/35	49,976

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	RESIDENTIAL MORTGAGE — 24.8% (Continued)
11,919	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(c)	TSFR1M + 0.909%	3.6200	12/25/35	$11,764
445,000	Credit-Based Asset Servicing and Securitization, Series 2007-CB4 A2C(d)		6.1140	04/25/37	292,426
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(b)		5.6540	07/25/35	112,314
7,035	CWABS Inc Asset-Backed Certificates Trust 2004-5 Series 2004-5 M1(c)	TSFR1M + 0.969%	5.8240	08/25/34	7,041
2,741,449	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(c)	TSFR1M + 0.394%	5.2490	04/25/37	2,429,816
457,005	Equity One Mortgage Pass-Through Trust 2004-3 Series 2004-3 M3(d)		3.8190	07/25/34	382,834
370,279	Finance America Mortgage Loan Trust 2004-1 Series 2004-1 M6(c)	TSFR1M + 2.289%	7.1440	06/25/34	331,176
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(c)	TSFR1M + 1.689%	6.5440	02/25/33	532,939
281,233	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(c)	TSFR1M + 2.589%	7.4440	10/25/33	256,217
886,643	First Franklin Mortgage Loan Trust 2003-FFH1 Series 2003-FFH1 M2(c)	TSFR1M + 2.739%	7.5940	09/25/33	877,574
315,343	First Franklin Mortgage Loan Trust 2004-FF5 Series 2004-FF5 M6(c)	TSFR1M + 2.514%	7.3690	08/25/34	293,986
2,042,385	First Franklin Mortgage Loan Trust 2006-FF11 Series 2006-FF11 M1(c)	TSFR1M + 0.489%	5.3440	08/25/36	1,787,123
54,487	Fremont Home Loan Trust 2004-B Series 2004-B M6(c)	TSFR1M + 2.439%	7.2940	05/25/34	46,684
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(c)	TSFR1M + 1.839%	6.6940	08/25/34	278
166,297	GSAMP Trust 2004-OPT Series 2004-OPT B2(c)	TSFR1M + 2.664%	3.5770	11/25/34	122,057
89,597	GSAMP Trust 2004-WF Series 2004-WF B1(c)	TSFR1M + 2.589%	7.4440	10/25/34	96,287
5,791,978	Home Equity Loan Trust Series 2007-FRE1 M1(c) (i)	TSFR1M + 0.614%	5.4690	04/25/37	5,373,723
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(c)	TSFR1M + 0.774%	5.6290	03/25/36	128,411
138,410	Lehman XS Trust 2007-1 Series 2007-1 1A4(c)	TSFR1M + 0.574%	5.4290	02/25/37	110,037
778,823	Lehman XS Trust 2007-6 Series 2007-6 2A1(c)	TSFR1M + 0.534%	5.3890	05/25/37	598,629
332,556	Mastr Specialized Loan Trust Series 2005-2 B(d),(e)		6.2500	07/25/35	330,971
4,479	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1 M2(c)	TSFR1M + 0.909%	5.7640	09/25/35	4,311
12,209	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(c)	TSFR1M + 1.839%	6.6940	07/25/34	13,077
150,908	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(c)	TSFR1M + 1.164%	6.0190	04/25/35	145,146
1,136,432	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(c)	TSFR1M + 0.764%	5.6190	04/25/37	1,779,562
932,160	Ownit Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(c)	TSFR1M + 2.889%	7.7440	07/25/35	1,031,198
3,364,056	Park Place Securities Inc Asset-Backed Series 2005-WCW1 M5(c)	TSFR1M + 1.104%	5.9590	09/25/35	2,844,429
1,325,384	People’s Choice Home Loan Securities Trust Series 2004-2 M5(c)	TSFR1M + 2.814%	7.6690	10/25/34	841,554
971,793	Quest Trust Series 2004-X2 M3(c),(e)	TSFR1M + 3.339%	8.1940	06/25/34	912,977
377,319	RAAC Series 2005-SP2 Trust Series 2005-SP2 2A(c)	TSFR1M + 0.714%	5.5690	06/25/44	323,093
196,312	RAAC Series 2006-SP1 Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	5.7940	09/25/45	140,941
378,658	RAAC Series 2007-RP4 Trust Series 2007-RP4 A(c),(e)	TSFR1M + 0.464%	5.6690	11/25/46	367,411
358,780	RAMP Series 2003-RS7 Trust Series 2003-RS7 MII3(c)	TSFR1M + 3.714%	4.7630	08/25/33	291,388
405,876	RAMP Series 2003-RS9 Trust Series 2003-RS9 MII2(c)	TSFR1M + 1.914%	4.9090	10/25/33	399,033

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 100.1% (Continued)
	RESIDENTIAL MORTGAGE — 24.8% (Continued)
158,971	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(c)	TSFR1M + 0.614%	5.7190	09/25/35	$158,223
2,531,844	RAMP Series 2006-RZ2 Trust Series 2006-RZ2 M2(c)	TSFR1M + 0.454%	5.4790	05/25/36	2,803,266
187,057	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(c)	TSFR1M + 0.854%	5.7090	05/25/37	170,170
75,862	SACO I Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.474%	5.3290	04/25/36	181,397
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(c)	TSFR1M + 2.019%	4.0990	08/25/35	53,161
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(c)	TSFR1M + 3.639%	1.7940	05/25/35	64,360
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(c),(e)	TSFR1M + 3.114%	7.9690	12/25/37	2,843,988
142,039	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(c)	TSFR1M + 1.794%	6.6490	09/25/34	140,291
93,181	SG Mortgage Securities Trust 2006-OPT2 Series 2006-OPT2 A3C(c)	TSFR1M + 0.264%	5.1190	10/25/36	86,677
28,188	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(c)	TSFR1M + 1.314%	6.1690	01/25/35	22,758
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(c)	TSFR1M + 4.614%	9.4690	06/25/34	176,835
41,300	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 A2(c)	TSFR1M + 0.834%	5.6890	04/25/33	42,670
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(c)	TSFR1M + 4.989%	9.8440	06/25/33	179,926
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(c)	TSFR1M + 2.739%	7.5940	08/25/33	63,256
508,601	Structured Asset Investment Loan Trust 2004-5 Series 2004-5 M7(c)	TSFR1M + 3.114%	7.9690	05/25/34	449,574
71,562	Structured Asset Investment Loan Trust 2004-9 Series 2004-9 M6(c)	TSFR1M + 2.889%	7.7440	10/25/34	78,020
512,216	Structured Asset Investment Loan Trust 2004-BNC2 Series 2004-BNC2 M1(c)	TSFR1M + 1.389%	6.2440	12/25/34	493,015
2,147,949	Structured Asset Investment Loan Trust 2005-9 Series 2005-9 M2(c) (i)	TSFR1M + 0.789%	5.6440	11/25/35	1,941,419
230,308	Structured Asset Securities Corp Mortgage Series 2003-36XS M1(d)		5.2150	11/25/33	206,194
250,621	Structured Asset Securities Corp Mortgage Series 2004-6XS M1(d)		5.6700	03/25/34	243,193
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(b)		6.8350	03/25/28	33,429
20,706	Wilshire Mortgage Loan Trust Series 1997-2 M2(b)		7.4250	05/25/28	20,615
					47,763,225
	WHOLE BUSINESS — 0.2%
351,160	Business Loan Express Business Loan Trust 2007-A Series 2007-AA B(c),(e)	TSFR1M + 1.214%	6.1750	10/20/40	295,824

	TOTAL NON-AGENCY ASSET BACKED SECURITIES (Cost $205,842,024)				192,480,151

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT - 0.4%
	MONEY MARKET FUND - 0.4%
801,094	First American Government Obligations Fund - Class X, 4.82% (Cost $801,094)(k)	$801,094

	TOTAL INVESTMENTS - 102.5% (Cost $222,103,947)	$197,153,386
	REVERSE REPURCHASE AGREEMENTS - (2.3)%	(4,442,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(356,481)
	NET ASSETS - 100.0%	$192,354,905

ABS	- Asset Backed Securities

CMBS	- Commercial Mortgage Backed Securities

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- 12-Month Treasury Average

H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	- Prime Rate by Country United States

SOFR30A	- United States Secured Overnight Financing Rate (SOFR) Over A Rolling 30-Day Period

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month

US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month

(a)	Interest only securities.

(b)	Variable rate security; the rate shown represents the rate on September 30, 2024.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2024.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is $52,100,871 or 27.1% of net assets.

(f)	Zero coupon bond.

(g)	Percentage rounds to less than 0.1%.

(h)	Amount represents less than $1.

(i)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements. See Note 5.

(j)	Illiquid security. Total illiquid securities represent 3.2% of net assets as of September 30, 2024.

(k)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(l)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

ASSETS
Investments (cost $222,103,947), at fair value	$197,153,386
Collateral held at broker	17,068
Receivable for securities sold	1,634,832
Interest & dividend receivable	742,130
Receivable for fund shares sold	56,602
Prepaid expenses and other assets	19,390
TOTAL ASSETS	199,623,408

LIABILITIES
Payable for reverse repurchase agreements	4,442,000
Due to custodian	1,634,832
Payable for fund shares redeemed	783,291
Investment advisory fees payable	199,585
Payable to related parties	64,871
Interest payable for reverse repurchase agreements	10,535
Distribution (12b-1) fees payable	8,876
Accrued expenses and other liabilities	124,513
TOTAL LIABILITIES	7,268,503
NET ASSETS	$192,354,905

Net Assets Consist Of:
Paid in capital	$316,153,099
Accumulated deficit	(123,798,194)
NET ASSETS	$192,354,905

Net Asset Value Per Share:
Class A Shares:
Net Assets	$32,544,501
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,878,447
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.39
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$8.90

Class C Shares:
Net Assets	$2,523,283
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	301,845
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.36

Class I Shares:
Net Assets	$157,287,121
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	18,718,745
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.40

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2024

INVESTMENT INCOME
Interest income	$17,655,907
TOTAL INVESTMENT INCOME	17,655,907

EXPENSES
Investment advisory fees	5,339,093
Distribution (12b-1) Fees:
Class A	159,992
Class C	29,532
Interest expense for reverse repurchase agreements	1,280,634
Administrative services fees	443,650
Professional fees	244,191
Third party administrative servicing fees	210,301
Line of credit interest expense	205,135
Registration fees	97,443
Transfer agent fees	90,265
Accounting services fees	82,326
Printing and postage expenses	55,574
Custodian fees	47,663
Compliance officer fees	32,519
Trustees fees and expenses	21,760
Insurance expense	7,540
Other expenses	73,874
TOTAL EXPENSES	8,421,492
Less: Fees waived by the Adviser	(1,605,473)
NET EXPENSES	6,816,019
NET INVESTMENT INCOME	10,839,888

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(16,541,468)
Net change in unrealized appreciation on investments	23,299,111

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,757,643

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,597,531

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
FROM OPERATIONS
Net investment income	$10,839,888	$20,605,902
Net realized loss from security transactions	(16,541,468)	(4,657,074)
Net change in unrealized appreciation (depreciation) of investments	23,299,111	(30,128,322)
Net increase (decrease) in net assets resulting from operations	17,597,531	(14,179,494)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	(1,184,232)	(1,480,543)
Class C	(66,432)	(47,000)
Class I	(5,571,472)	(5,217,925)
Total distributions paid:
Class A	(3,011,075)	(5,234,371)
Class C	(109,248)	(185,572)
Class I	(10,470,316)	(18,343,608)
Net decrease in net assets resulting from distributions to shareholders	(20,412,775)	(30,509,019)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,367,980	16,454,845
Class C	385,630	187,350
Class I	50,397,644	90,180,521
Net asset value of shares issued in reinvestment of distributions:
Class A	4,168,524	6,672,637
Class C	143,418	196,353
Class I	14,841,915	21,603,813
Payments for shares redeemed:
Class A	(67,981,779)	(46,576,403)
Class C	(1,159,834)	(1,909,048)
Class I	(205,346,753)	(241,334,126)
Net decrease in net assets resulting from shares of beneficial interest	(197,183,255)	(154,524,058)

TOTAL DECREASE IN NET ASSETS	(199,998,499)	(199,212,571)

NET ASSETS
Beginning of Year	392,353,404	591,565,975
End of Year	$192,354,905	$392,353,404

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
SHARE ACTIVITY
Class A:
Shares sold	863,954	1,817,727
Shares reinvested	487,856	754,681
Shares redeemed	(7,983,351)	(5,219,744)
Net decrease in shares of beneficial interest outstanding	(6,631,541)	(2,647,336)

Class C:
Shares sold	45,069	21,078
Shares reinvested	16,878	22,251
Shares redeemed	(136,025)	(216,750)
Net decrease in shares of beneficial interest outstanding	(74,078)	(173,421)

Class I:
Shares sold	5,869,939	10,051,593
Shares reinvested	1,736,740	2,439,589
Shares redeemed	(23,947,297)	(26,939,475)
Net decrease in shares of beneficial interest outstanding	(16,340,618)	(14,448,293)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class A	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net asset value, beginning of year	$8.53		$9.35		$10.75		$10.37		$10.98

Activity from investment operations:
Net investment income (1)	0.29		0.37		0.33		0.29		0.22
Net realized and unrealized gain (loss) on investments	0.15		(0.62)		(1.22)		0.60		(0.31)
Total from investment operations	0.44		(0.25)		(0.89)		0.89		(0.09)

Less distributions from:
Net investment income	(0.35)		(0.43)		(0.34)		(0.39)		(0.51)
Return of capital	(0.23)		(0.14)		(0.17)		(0.12)		(0.01)
Total distributions	(0.58)		(0.57)		(0.51)		(0.51)		(0.52)

Net asset value, end of year	$8.39		$8.53		$9.35		$10.75		$10.37
Total return (2)	5.24%		(2.73)%		(8.51)%		8.82%		(0.50)%
Net assets, at end of year (000s)	$32,545		$89,664		$123,018		$115,606		$112,937

Ratio of gross expenses to average net assets (3)	2.96	% (8)	2.64	% (7)	2.43	% (6)	2.39	% (5)	2.40	% (4)
Ratio of net expenses to average net assets	2.43	% (8)	2.26	% (7)	2.11	% (6)	2.15	% (5)	2.20	% (4)
Ratio of net investment income to average net assets	3.36%		4.17%		3.26%		2.72%		2.15%
Portfolio Turnover Rate	2%		1%		17%		17%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(5)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(6)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(7)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class C	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net asset value, beginning of year	$8.50		$9.32		$10.71		$10.34		$10.94

Activity from investment operations:
Net investment income (1)	0.22		0.30		0.22		0.21		0.15
Net realized and unrealized gain (loss) on investments	0.15		(0.62)		(1.17)		0.59		(0.30)
Total from investment operations	0.37		(0.32)		(0.95)		0.80		(0.15)

Less distributions from:
Net investment income	(0.30)		(0.38)		(0.29)		(0.33)		(0.44)
Return of capital	(0.21)		(0.12)		(0.15)		(0.10)		(0.01)
Total distributions	(0.51)		(0.50)		(0.44)		(0.43)		(0.45)

Net asset value, end of year	$8.36		$8.50		$9.32		$10.71		$10.34
Total return (2)	4.47%		(3.47)%		(9.14)%		7.92%		(1.15)%
Net assets, at end of year (000s)	$2,523		$3,196		$5,119		$8,234		$10,637

Ratio of gross expenses to average net assets (3)	3.71	% (8)	3.39	% (7)	3.18	% (6)	3.14	% (5)	3.15	% (4)
Ratio of net expenses to average net assets	3.18	% (8)	3.01	% (7)	2.87	% (6)	2.90	% (5)	2.95	% (4)
Ratio of net investment income to average net assets	2.62%		3.37%		2.16%		1.97%		1.39%
Portfolio Turnover Rate	2%		1%		17%		17%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(5)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(6)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(7)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class I	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net asset value, beginning of year	$8.54		$9.36		$10.76		$10.38		$10.99

Activity from investment operations:
Net investment income (1)	0.31		0.39		0.32		0.31		0.25
Net realized and unrealized gain (loss) on investments	0.15		(0.62)		(1.18)		0.61		(0.31)
Total from investment operations	0.46		(0.23)		(0.86)		0.92		(0.06)

Less distributions from:
Net investment income	(0.36)		(0.45)		(0.36)		(0.42)		(0.54)
Return of capital	(0.24)		(0.14)		(0.18)		(0.12)		(0.01)
Total distributions	(0.60)		(0.59)		(0.54)		(0.54)		(0.55)

Net asset value, end of year	$8.40		$8.54		$9.36		$10.76		$10.38
Total return (2)	5.50	% (9)	(2.48	)% (9)	(8.27)%		9.09%		(0.24)%
Net assets, at end of year (000s)	$157,287		$299,494		$463,430		$701,732		$583,566

Ratio of gross expenses to average net assets (3)	2.71	% (8)	2.39	% (7)	2.18	% (6)	2.14	% (5)	2.15	% (4)
Ratio of net expenses to average net assets	2.18	% (8)	2.01	% (7)	1.87	% (6)	1.90	% (5)	1.95	% (4)
Ratio of net investment income to average net assets	3.65%		4.41%		3.05%		2.97%		2.43%
Portfolio Turnover Rate	2%		1%		17%		17%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(5)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(6)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(7)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund commenced operations on October 16, 2015.

The Fund currently offers Class A shares, Class C shares and Class I shares. Class C and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, which can be waived by the Adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at NAV.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Agency Asset Backed Securities	$—	$3,872,141	$—	$3,872,141
Non-Agency Asset Backed Securities	—	192,479,769	382	192,480,151
Short-Term Investment	801,094	—	—	801,094
Total	$801,094	$196,351,910	$382	$197,153,386

*	See Schedule of Investments for industry classification.

Transfers between Level 2 and Level 3 generally relate to whether significant unobservable inputs are used for the fair value measurements.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Asset
Backed Securities
Beginning Value at October 1, 2023	$—
Total realized gain (loss)	(2,267)
Appreciation (depreciation)	131
Purchase	—
Proceeds from Sales	—
Net transfers in/out of level 3	2,518
Ending Value at September 30, 2024	$382

Significant unobservable valuation inputs for Level 3 investments as of September 30, 2024, are as follows:

	Fair Value at	Valuation	Unobservable
Non-Agency Asset Backed Securities	September 30, 2024	Technique	Inputs	Selected Inputs
Ameriquest Mortgage Securities Asset-Backed	$381	Market / Liquidation approach	Expected future cash payments	N/A
New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2	1	Market / Liquidation approach	Priced securities include yield to maturity	144.78%
			Conditional Prepayment Rate	7.55%
			Constant Default Rate	1.02%
			Loss severities	2.71%
DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2	—	Market / Liquidation approach	Priced securities include yield to maturity	0.01%
			Conditional Prepayment Rate	4.95%
			Constant Default Rate	3.66%
			Loss severities	-0.10%

Interest Only Securities – The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. IO and PO mortgage-backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with securities traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized to the call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Option Transactions – The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Fund to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy. The Fund, as of September 30, 2024 has $(1,634,832) due to pending trade settlements at the custodian.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective August 1, 2023, the Fund entered into a revolving, uncommitted $160,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 29, 2024. Effective July 29, 2024, the Fund entered into an amended and restated agreement, dated July 29, 2024, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 28, 2025. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the year ended September 30, 2023 through September 30, 2024, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $150,000,000.

For the year ended September 30, 2024, the interest expense was $205,135 for the Fund. There was no outstanding balance as of September 30, 2024. The average borrowings for the Fund for the period the line was drawn, October 1, 2023 through September 30, 2024, was $4,386,844 at an average borrowing rate of 7.48%. At September 30, 2024, the maximum borrowing interest rate was 7.5%.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open September 30, 2021 through September 30, 2023 tax years, or expected to be taken in the Fund’s September 30, 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Mortgage-Backed and Asset Backed Securities Risk – The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible to maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $5,104,865 and $208,505,859, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.84% of the Fund’s average daily net assets. Effective June 26, 2024, the management fee received by the Adviser was reduced to an annual rate of 1.49% of the Fund’s average daily net assets. For the year ended September 30, 2024, the Fund incurred $5,339,093 in advisory fees of which $199,585 is payable as of September 30, 2024 and included in the Statement of Assets and Liabilities under the Liabilities section.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, at least until January 31, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 2.00% per annum of Class A average daily net assets, 2.75% per annum of Class C average daily net assets, and 1.75% per annum of Class I average daily net assets (the “expense limitation”). Effective June 26, 2024, the expense limitation for the Fund was reduced from 2.00%, 2.75%, and 1.75% to 1.55%, 2.30% and 1.30% for Class A, Class C and Class I shares, respectively, at least until January 31, 2026.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement on 60 days written notice to the Adviser.

For the year ended September 30, 2024, the Adviser waived fees of $1,605,473 pursuant to the Waiver Agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2025	9/30/2026	9/30/2027
$2,269,245	$1,794,509	$1,605,473

Distributor - The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the year ended September 30, 2024, the Fund paid $159,992 and $29,532 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the year ended September 30, 2024, the Distributor received $519 from front-end sales charges of which $70 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REVERSE REPURCHASE AGREEMENTS

The Fund is subject to ASC 860, Transfers and Servicing, which requires that all involvements of a transferor with the transferred financial asset be considered in analyzing whether the transferor has surrendered control over the transferred financial asset.

Transactions involving securities repurchase agreements are treated as collateralized borrowings and are recorded at their contracted amounts which approximate fair value. In addition, interest is included in interest payable. As of September 30, 2024, the Fund held reverse repurchase agreements with Société Générale and Mizuho as the counterparty. The carrying amount of the Fund’s payable for reverse repurchase agreements as reported on the Statement of Assets and Liabilities approximates its fair value.

Further, as of September 30, 2024, securities with approximately $11,506,678 of fair market value are pledged to collateralize reverse repurchase agreements. Of this, 100.0% are Non-Agency Asset Backed Securities.

For the year ended September 30, 2024, the Fund entered into several repurchase financing transactions contemporaneously with the initial purchase of securities from Société Générale and Mizuho counterparty’s, which are considered to be secured borrowings. The following table summarizes the Fund’s borrowings classified as reverse repurchase agreements.

	As of September 30, 2024
	Less than 1	1 to 2	2 Months or
	Month	Months	Greater	Total
Reverse Repurchase Agreements
Non-Agency Asset Backed Securities	$—	$—	$4,442,000	$4,442,000
Total	$—	$—	$4,442,000	$4,442,000

6.	OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

As of September 30, 2024, the Fund held the following instruments that were subject to offsetting on the Statement of Assets and Liabilities:

Liabilities:

			Gross Amounts	Net Amounts	Gross Amounts not offset in the Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities	Offset in the Statement of Assets and Liabilities	presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount *
Reverse Repurchase Agreements	Mizuho	$(2,865,000)	$—	$(2,865,000)	$2,847,932	$17,068	$—
Reverse Repurchase Agreements	Société Générale	(1,577,000)	—	(1,577,000)	1,577,000	—	—
Total Reverse Repurchase Agreements		$(4,442,000)	$—	$(4,442,000)	$4,424,932	$—	$—

*	Not less than 0

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of September 30, 2024, Charles Schwab held 44.8% of the voting securities of the Fund and may be deemed to control the Fund.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2024, and September 30, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$13,590,639	$23,763,550
Long-Term Capital Gain	—	—
Return of Capital	6,822,136	6,745,469
	$20,412,775	$30,509,019

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(19,314,584)	$(54,143,023)	$—	$(24,950,561)	$(98,408,168)

Deer Park Total Return Credit Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $19,314,584.

At September 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$35,383,437	$18,759,586	$54,143,023	$—

As a result of the acquisition of another Fund, $8,245,176 and $17,144,850 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $112,216 under tax rules.

9.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At September 30, 2024, the aggregate cost for federal tax purposes (including reverse repurchase agreements), which differs from fair market value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Tax Net
Cost for Federal	Gross Unrealized	Unrealized	Unrealized
Tax purposes	Appreciation	Depreciation	Depreciation
$217,661,947	$28,206,552	$(53,157,113)	$(24,950,561)

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

On October 30, 2024, the Board approved and declared the following distributions:

	Distributions Per Share	Record Date	Payable Date
Class A	0.0483	10/29/2024	10/31/2024
Class C	0.0434	10/29/2024	10/31/2024
Class I	0.0500	10/29/2024	10/31/2024

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and Shareholders of Deer Park Total Return Credit Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deer Park Total Return Credit Fund (the Fund), a series of the Northern Lights Fund Trust, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2024, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Princeton Fund Advisors, LLC advised investment companies since 2010.

Denver, Colorado

November 29, 2024

Deer Park Total Return Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2024

Approval of Amended Advisory Agreement - Deer Park Total Return Credit Fund*

In connection with the regular meeting held on June 26-27, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the amended investment advisory agreement (the “Amended Advisory Agreement”) between Princeton Fund Advisors, LLC (“Adviser”) and the Trust, with respect to the Deer Park Total Return Credit Fund (the “Fund”). In considering the approval of the Amended Advisory Agreement, the Board received materials specifically relating to the Amended Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Amended Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Amended Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that Adviser was founded in 2011 and managed over $900 million in assets directly, and approximately $3.4 billion in assets with affiliates. The Trustees noted that Adviser both developed their own alternative strategies and partnered with reputable alternative strategy managers. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Fund and acknowledged their extensive experience with hedge fund strategies and other alternative products. The Trustees noted that Adviser conducted ongoing due diligence of its sub-adviser and discussed the delegation of responsibilities and fees among Adviser and its co-adviser and sub-adviser. They considered the potential impact of the proposed Restructuring on the day-to-day operations of Adviser. The Trustees agreed that Adviser possessed adequate resources and expertise to support its investment strategies and agreed that they expected Adviser to continue providing high quality service to the Fund for the benefit of its shareholders.

Performance. The Trustees noted that the Fund outperformed the aggregate bond index over the prior one-year, three-year, five-year, and since inception periods. The Trustee’s further noted that the Fund’s returns generally lagged the peer group and category median returns. The Trustees acknowledged the Fund’s investment in mortgage-backed securities and its focus on income generation, and accordingly agreed that the Fund’s performance was satisfactory.

Fees and Expenses. The Trustees noted that the Fund proposed a reduction in the annual advisory fee of 1.84% to 1.49%, which was higher than the peer group and category averages, but within the range of fees of the peer group. The Trustees further noted that the lower expense cap proposed by Adviser would bring the net expenses well below the high of the peer group and category. The Trustees acknowledged the complexity of the Fund’s investment strategy and the resources and expertise required to implement such strategy, and Adviser’s role in overseeing

Deer Park Total Return Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2024

the sub-adviser. The Trustees also considered the cost of the sub-advisory services. Accordingly, the Trustees agreed that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether Adviser had achieved economies of scale with respect to its relationship with the Fund. The Trustee’s considered Adviser’s statements that the Fund’s strategies presented some capacity limitations, which would limit potential growth and revenue to Adviser. They discussed the current asset levels of the Fund, and considered the additional responsibilities assumed by Adviser as a result of new 1940 Act regulations, and Adviser’s assessment of the additional resources expended by Adviser to ensure each Adviser’s compliance. The Board acknowledged that Adviser had waived a portion of its fees with respect to the Fund, providing shareholders with the benefits of a larger fund by reducing overall fees paid by the shareholders. The Trustees concluded that Adviser was appropriately providing a reasonable net expense ratio to all shareholders of the Fund.

Profitability. The Trustees reviewed the profitability analysis provided by Adviser in terms of actual dollars and as a percentage of revenue with respect to the Fund. The Trustees noted that Adviser had varying degrees of profits with respect to the Fund. They considered Adviser had proposed a fee reduction for the Fund, which would result in a proportionate reduction in the sub-advisory fee. The Trustees noted Adviser’s assessment of the reasonableness of the profits, citing the business and other risks assumed by Adviser in managing publicly offered investments, the quality of services provided, and its internal targets for the business to warrant the use of its capital and the opportunity costs. The Trustees concluded that Adviser’s profitability with respect to the Fund was not excessive.

Conclusion. Having requested and received such information from Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Amended Advisory Agreement and as assisted by the advice of counsel, the Trustees concluded that the approval of the Amended Advisory Agreement between the Trust and Adviser on behalf of the Fund, was in the best interests of the Fund and the Fund’s shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Deer Park Total Return Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2024

Renewal of Sub-Advisory Agreement - Deer Park Total Return Credit Fund*

In connection with the regular meeting held on June 26-27, 2024 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Princeton Fund Advisers, LLC (“Adviser”) and Sub-Adviser Management Company, LP (“Sub-Adviser”), with respect to the Deer Park Total Return Credit Fund (the “Fund”). In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that Sub-Adviser was a registered investment adviser founded in 2003 who managed approximately $3 billion in assets. The Trustees further noted that Sub-Adviser focused on structured credit strategies for high net worth and institutional investors via hedge funds, separately managed accounts, and a mutual fund. The Trustees reviewed the background information of the key personnel responsible for providing sub-advisory services to the Fund, considering their education and experience in managing hedge funds. The Trustees noted that the CFO of Sub-Adviser had been replaced earlier that year by an experienced internal candidate, and the quality of service rendered to the Fund was not expected to be affected. The Trustees noted that Sub-Adviser used a quantitative model to select securities with a high probability of being undervalued, and that it also used modelling software to monitor the Fund’s investments and ensure compliance with investment limitations and guidelines. The Trustees considered Sub-Adviser’s reputation as a leading provider of analytic services regarding structured mortgage products. The Trustees agreed that it expected the Sub-Adviser to continue providing quality service to Adviser and the Fund for the benefit of the Fund’s shareholders.

Performance. The Trustees noted that the Fund outperformed the aggregate bond index over the prior one-year, three-year, five-year, and since inception periods. The Trustee’s further noted that the Fund’s returns generally lagged the peer group and category median returns. The Trustees acknowledged the Fund’s investment in mortgage-backed securities and its focus on income generation, and accordingly agreed that the Fund’s performance was satisfactory.

Fees and Expenses. The Trustees noted that Sub-Adviser was paid a fee by Adviser equal to a percent of the net advisory fee earned by Adviser after the impact of the expense limitation agreement. They considered that the allocation to Sub-Adviser is adjusted based on a formula

Deer Park Total Return Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2024

agreed to by the parties. The Trustees considered the fees charged by Sub-Adviser for managing private investment vehicles. The Trustees also acknowledged the expense limitation agreement in place with respect to the Fund and the Fund’s cooperation in Adviser’s proposal to reduce the advisory fee. The Trustees agreed that the fee was not unreasonable.

Economies of Scale. The Board considered whether the Sub-Adviser had achieved economies of scale with respect to the management of the Fund but agreed that economies of scale was primarily an adviser-level issue which should consider the overall advisory agreement and the impact of the sub-advisory expense.

Profitability. The Board reviewed Sub-Adviser’s profitability analysis in connection with its relationship with the Fund, considering its profitability in absolute dollars and as a percentage of revenue. The Board noted that Sub-Adviser’s profitability with respect to its sub-advisory relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from Sub-Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Sub-Advisory Agreement between Adviser and Sub-Adviser on behalf of The Fund was in the best interests of the Fund and the Fund’s shareholders.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888 -868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Princeton Fund Advisors, LLC

1580 Lincoln Street, Suite 680

Denver, CO 80203

INVESTMENT SUB-ADVISER

Deer Park Road Management Company, LP

1195 Bangtail Way

Steamboat Springs, CO 80487

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/09/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/09/24

By (Signature and Title)
/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	12/09/24